Tax-related balances	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Tax-related balances

23.	Tax-related balances

A.	Tax credit and other receivables/Other payables

(In thousand Euros)	June 30, 2023	December 31, 2022
Indirect taxes receivables	5,798	10,091
Government Grant receivables	3,673	4,049
Income tax credit receivables (short term)	—	706
Income tax credit receivables (long term)	8,185	6,629

Total	17,656	21,475

(In thousand Euros)	June 30, 2023	December 31, 2022
Indirect taxes payables	5,200	5,819
Current income tax liability	—	1,186
Deferred tax liability	1,457	1,388

Total	6,657	8,393

B.	Amounts recognized in profit or loss

(In thousand Euros)	June 30, 2023	June 30, 2022
Loss before Tax	(72,253)	(9,280)

Tax income (at 25%)	18,063	2,320
Unrecognized deferred tax assets on tax losses	(18,063)	(2,320)
Deductions and credits generated	(1,556)	(549)
Other adjustments	(65)	(40)

Income tax expense/(income)	(1,621)	(589)

As of June 30, 2023 and December 31, 2022 details of the tax losses to be offset are as follows:

(In thousand Euros)	June 30, 2023	December 31, 2022
2015	47	47
2016	439	439
2017	56	56
2018	1,579	1,579
2019	3,318	3,318
2020	9,025	9,025
2021	121,936	122,936
2022	—	—
2023	58,302	—

	194,702	137,400

The tax losses detailed above correspond to the Spanish tax consolidated headed by Wallbox.
Tax losses may be offset indefinitely in the future.
The existence of unused tax losses, as well as the lack of track record of generating tax profits, evidences that future taxable profit may not be available to the Group, at least for the near and medium term, as the C om
pany is early stage. Having considered all evidence available and the current investment phase, management determined that there was insufficient positive evidence to support the fact that it is probable that future taxable profits will be available against which to offset the tax losses. Accordingly, no deferred tax asset is recognized in the financial statements.